Employee Benefits	12 Months Ended
Mar. 31, 2014
Employee Benefits [Abstract]
Employee Benefits

12. Employee Benefits

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in the PRC. The expense of $331, $306 and $441 included in the consolidated statements of comprehensive loss related to this plan, which is calculated at the range of 8% to 14% of the average monthly salary, was provided for the years ended March 31, 2012, 2013 and 2014, respectively.